UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: DECEMBER 31, 2000

Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 14th day of FEBRUARY, 2001.

Signature:  _________________________
            James M. Johnson,
            Chief Investment Officer


                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Totals: 102

Form 13F Information Table Value Total:      $ 101,707


List of Other Included Managers:

No.  13F File Number          Name
01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1412    42160 SH       SOLE                    42160
                                                              1769    52800 SH       DEFINED                          52800
America Online Inc             COM              02364J104     2349    67512 SH       SOLE                    67512
                                                              1190    34200 SH       DEFINED                          34200
American Express Co            COM              025816109     1441    26225 SH       SOLE                    26225
                                                              1351    24600 SH       DEFINED                          24600
American Home Prods Corp       COM              026609107     1569    24695 SH       SOLE                    24695
                                                              2034    32000 SH       DEFINED                          32000
American Intl Group Inc        COM              026874107     2588    26254 SH       SOLE                    26254
                                                              1630    16534 SH       DEFINED                          16534
Bank New York Inc              COM              064057102      292     5290 SH       SOLE                     5290
                                                               883    16000 SH       DEFINED                          16000
Bristol Myers Squibb Co        COM              110122108      251     3400 SH       SOLE                     3400
Chevron Corporation            COM              166751107      364     4315 SH       SOLE                     4315
                                                               861    10200 SH       DEFINED                          10200
Cisco Sys Inc                  COM              17275R102     1800    47055 SH       SOLE                    47055
                                                              1626    42500 SH       DEFINED                          42500
Citigroup Inc                  COM              172967101     2299    45030 SH       SOLE                    45030
                                                              2502    49000 SH       DEFINED                          49000
Clorox Co                      COM              189054109      706    19885 SH       SOLE                    19885
                                                              1030    29000 SH       DEFINED                          29000
Comcast Corp                   CL A             200300101       80     1925 SH       SOLE                     1925
                                                               626    15000 SH       DEFINED                          15000
Cooper Cameron Corp            COM              216640102      524     7925 SH       SOLE                     7925
                                                               859    13000 SH       DEFINED                          13000
Diamonds Tr                    UNIT SER 1       252787106      123     1155 SH       SOLE                     1155
                                                              1281    12000 SH       DEFINED                          12000
Disney Walt Co                 COM DISNEY       254687106      709    24490 SH       SOLE                    24490
                                                              1013    35000 SH       DEFINED                          35000
E M C Corp Mass                COM              268648102     2205    33158 SH       SOLE                    33158
                                                              1649    24800 SH       DEFINED                          24800
Enron Corp                     COM              293561106      255     3070 SH       SOLE                     3070
                                                               998    12000 SH       DEFINED                          12000
Exxon Mobil Corp               COM              30231G102     1191    13696 SH       SOLE                    13696
                                                              1102    12673 SH       DEFINED                          12673
First Franklin Corp            COM              320272107      132    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      362    15549 SH       SOLE                    15549
Franklin Res Inc               COM              354613101      549    14415 SH       SOLE                    14415
                                                               914    24000 SH       DEFINED                          24000
GAP Inc                        COM              364760108      255    10000 SH       DEFINED                          10000
General Elec Co                COM              369604103     2371    49450 SH       SOLE                    49450
                                                              2675    55800 SH       DEFINED                          55800
Gillette Co                    COM              375766102      220     6100 SH       SOLE                     6100
                                                               744    20600 SH       DEFINED                          20600
Global Crossing Ltd            COM              g3921a100      343    23980 SH       SOLE                    23980
                                                               429    30000 SH       DEFINED                          30000
Goldman Sachs Group Inc        COM              38141g104      402     3760 SH       SOLE                     3760
                                                               642     6000 SH       DEFINED                           6000
Home Depot Inc                 COM              437076102      664    14525 SH       SOLE                    14525
                                                               466    10200 SH       DEFINED                          10200
Intel Corp                     COM              458140100      804    26745 SH       SOLE                    26745
                                                               902    30000 SH       DEFINED                          30000
International Business Machs   COM              459200101     1447    17021 SH       SOLE                    17021
                                                              1309    15400 SH       DEFINED                          15400
Johnson & Johnson              COM              478160104      289     2750 SH       SOLE                     2750
Keycorp New                    COM              493267108      259     9256 SH       SOLE                     9256
LSI Logic Corp                 COM              502161102      445    26050 SH       SOLE                    26050
                                                               427    25000 SH       DEFINED                          25000
Lilly Eli & Co                 COM              532457108     1409    15140 SH       SOLE                    15140
                                                              1163    12500 SH       DEFINED                          12500
Merck & Co Inc                 COM              589331107     1577    16845 SH       SOLE                    16845
                                                              1873    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104      920    21205 SH       SOLE                    21205
                                                               954    22000 SH       DEFINED                          22000
Nasdaq 100 Tr                  UNIT SER 1       631100104      148     2530 SH       SOLE                     2530
                                                              1664    28500 SH       DEFINED                          28500
Nokia Corp                     SPONSORED ADR    654902204      639    14680 SH       SOLE                    14680
                                                               870    20000 SH       DEFINED                          20000
Northern Tr Corp               COM              665859104     1627    19949 SH       SOLE                    19949
                                                              2104    25800 SH       DEFINED                          25800
Omnicom Group Inc              COM              681919106      215     2600 SH       SOLE                     2600
Oracle Corp                    COM              68389X105      497    17100 SH       SOLE                    17100
                                                               756    26000 SH       DEFINED                          26000
Procter & Gamble Co            COM              742718109      216     2752 SH       SOLE                     2752
Qualcomm Inc                   COM              747525103      375     4560 SH       SOLE                     4560
                                                               986    12000 SH       DEFINED                          12000
Qwest Communications Intl Inc  COM              749121109      612    14928 SH       SOLE                    14928
                                                               820    20000 SH       DEFINED                          20000
SPDR TR                        UNIT SER 1       78462F103      746     5685 SH       SOLE                     5685
                                                              2893    22050 SH       DEFINED                          22050
SBC Communications Inc         COM              78387G103      629    13182 SH       SOLE                    13182
                                                               860    18000 SH       DEFINED                          18000
Schwab Charles Corp            COM              808513105      918    32355 SH       SOLE                    32355
                                                              1279    45075 SH       DEFINED                          45075
Sealed Air Corp                COM              81211K100      519    17025 SH       SOLE                    17025
                                                               763    25000 SH       DEFINED                          25000
Sprint Corp                    COM FON GROUP    852061100      357    17576 SH       SOLE                    17576
State Str Corp                 COM              857477103      273     2200 SH       SOLE                     2200
Sun Microsystems Inc           COM              866810104      302    10830 SH       SOLE                    10830
                                                               335    12000 SH       DEFINED                          12000
Sysco Corp                     COM              871829107      279     9304 SH       SOLE                     9304
Texas Instrs Inc               COM              882508104      413     8723 SH       SOLE                     8723
                                                               616    13000 SH       DEFINED                          13000
Tyco Intl Ltd                  COM              902124106     1903    34284 SH       SOLE                    34284
                                                              2553    46000 SH       DEFINED                          46000
United Technologies Corp       COM              913017109     1246    15850 SH       SOLE                    15850
                                                              1305    16600 SH       DEFINED                          16600
Wal Mart Stores Inc            COM              931142103      511     9625 SH       SOLE                     9625
                                                              1169    22000 SH       DEFINED                          22000
Wells Fargo & Co               COM              949746101     1466    26320 SH       SOLE                    26320
                                                              1114    20000 SH       DEFINED                          20000
Worldcom Inc                   COM              98157D106      223    15838 SH       SOLE                    15838